UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08081

Name of Fund:  BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 118.3%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$570	$617,155
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,191,316
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	1,142,020
Sub-Lien, Series D, 7.00%, 10/01/51	1,545	1,841,949

		4,792,440

Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,230	1,240,553
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,340,880
5.00%, 12/01/37	2,360	2,741,707

		6,323,140

California — 11.7%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,530	1,555,643
Sutter Health, Series B, 6.00%, 08/15/20(b)	2,200	2,348,544
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	875	973,875
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	105	113,562
5.25%, 08/15/49	265	284,960
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	165	180,200
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,025	1,065,600
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(b)	1,510	1,531,925
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	330	343,943

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	$555	$560,489
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	255	300,604
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	1,220	1,152,558
5.25%, 06/01/47	730	718,269
Montebello Unified School District, GO, CAB (NPFGC), 0.00%, 08/01/22(c)	2,405	2,218,131
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(c)	3,475	2,596,416
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	4,535	4,571,325
6.50%, 04/01/33	3,835	3,863,762
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	550	605,413
Sub-Series I-1, 6.38%, 11/01/19(b)	820	849,471
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	890	890,000

		26,724,690

Colorado — 2.8%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,260	1,527,473
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,455	1,487,956
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	710	740,495
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,425	1,439,335
University of Colorado, RB, Series A, 5.38%, 06/01/19(b)	1,250	1,265,112

		6,460,371

Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	790	833,039

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$840	$918,481
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,430	2,510,215

		4,261,735

District of Columbia — 6.5%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	315	358,813
Georgetown University Issue, 5.00%, 04/01/27(b)	105	127,193
Georgetown University Issue, 5.00%, 04/01/42	260	289,999
The Catholic University of America Issue, 5.00%, 10/01/48	1,695	1,866,703
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	1,520	1,610,227
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	1,475	1,523,144
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	13,485	7,074,636
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	505	513,843
5.25%, 10/01/44	1,470	1,495,593

		14,860,151

Florida — 4.4%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	2,375	2,444,920
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,016,851
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	2,620	2,778,065
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	2,095	2,388,237

Security	Par (000)	Value

Florida (continued)
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	$1,400	$1,505,546

		10,133,619

Georgia — 1.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	2,615	2,668,686
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	370	419,806
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	598,940

		3,687,432

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	945	988,366

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	540	597,213

Illinois — 15.7%
Chicago Board of Education, GO, Series D:
Series H, 5.00%, 12/01/36	350	359,272
Project, 5.25%, 12/01/35	1,075	1,110,282
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
, 5.00%, 12/01/30	605	635,795
Series F, 5.00%, 12/01/22	455	474,242
Series G, 5.00%, 12/01/34	315	325,650
Chicago Board of Education, GO, Series C:
5.00%, 12/01/46	390	392,379
5.00%, 12/01/46	1,015	1,018,380
Refunding, 5.00%, 12/01/27	500	528,460
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	876	880,687
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	1,680	1,808,184
Series A, 5.75%, 01/01/39	320	339,315
Series C, 6.50%, 01/01/21(b)	4,055	4,420,477

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$730	$767,259
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,059,330
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	583,761
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,115	1,145,807
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(c)	13,220	3,619,107
Series B (AGM), 5.00%, 06/15/50	3,070	3,141,807
Series B-2, 5.00%, 06/15/50	1,850	1,854,718
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	315	341,564
6.00%, 06/01/21	800	876,536
State of Illinois, GO:
5.00%, 02/01/39	1,100	1,117,952
Series A, 5.00%, 04/01/38	2,625	2,665,162
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	440	445,680
State of Illinois, GO, Refunding Series B, 5.00%, 10/01/29	930	1,003,079
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	1,870	2,095,803
5.00%, 01/01/37	2,000	2,236,860
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	705	768,612

		36,016,160

Indiana — 4.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	560	638,691
7.00%, 01/01/44	1,355	1,552,654
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,275	2,455,589
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	310	326,501

Security	Par (000)	Value

Indiana (continued)
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	$1,030	$1,082,087
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	290	307,255
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	585	600,093
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	1,075	1,085,385
5.75%, 05/01/31	225	227,203
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	880	970,552

		9,246,010

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,955	2,079,690
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,005
Midwestern Disaster Area, 5.25%, 12/01/25	320	339,104
Midwestern Disaster Area, 5.88%, 12/01/26(a)	285	299,475
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	280	290,853
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	980	967,122

		3,981,249

Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	35	36,043
5.75%, 11/15/19	1,485	1,531,629

		1,567,672

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	705	746,771

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	$865	$835,824

		1,582,595

Louisiana — 1.7%
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	430	441,447
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	700	722,680
5.25%, 05/15/31	600	630,060
5.25%, 05/15/32	765	813,922
5.25%, 05/15/33	830	877,509
5.25%, 05/15/35	350	371,560

		3,857,178

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(b)	65	65,870
5.00%, 07/01/39	145	146,495

		212,365

Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	300	315,966
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	530	545,556
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	305	342,698

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	$1,520	$1,645,704

		2,849,924

Massachusetts — 0.6%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 05/15/59	1,165	1,369,026

Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	3,085	3,323,779
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	530	554,560
5.50%, 05/15/36	425	441,227
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	630	671,649
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	2,105	2,170,255
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	785	852,016

		8,013,486

Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	750	753,345
5.25%, 02/15/53	1,500	1,662,510

		2,415,855

Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	675	689,479

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	192,321

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$175	$185,698

		378,019

Nebraska — 0.3%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	575	621,983

New Hampshire — 2.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,105	1,061,054
Series C, AMT, 4.88%, 11/01/42	575	564,247
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	3,035	3,098,614

		4,723,915

New Jersey — 9.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	735	782,055
5.25%, 11/01/44	1,095	1,163,372
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	775	777,774
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,520,558
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,365	1,480,766
Series EEE, 5.00%, 06/15/48	2,705	2,829,187
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,060	1,114,675
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,550	1,691,050
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	715	774,502
Series E, 5.00%, 01/01/45	1,875	2,059,556
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	315	327,587
Transportation Program, Series AA, 5.00%, 06/15/44	580	598,061

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series A, 5.50%, 06/15/41	$1,575	$1,642,158
Transportation System, Series B, 5.25%, 06/15/36	1,705	1,777,173
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	390	412,355
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	2,100	2,091,180

		21,042,009

New York — 7.8%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	310	332,577
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,300	1,329,861
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	715	688,338
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	229	243,624
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,405	1,359,099
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(b)	1,450	1,459,599
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,902,947
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	1,740	1,786,075
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,415	1,377,290
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	850	882,581
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,275	2,355,603

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$245	$261,613
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	605	639,836
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	954,162
6.00%, 12/01/42	875	926,205
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,305	1,498,271

		17,997,681

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	970	980,583
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	415	463,978

		1,444,561

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	695	758,092

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,386,733
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	470	501,814
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	290	320,726

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$580	$608,124

		3,817,397

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,500	1,539,900
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	855	931,206
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,420	1,469,643

		3,940,749

Pennsylvania — 4.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	330	360,746
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	460	487,641
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	75	84,838
5.00%, 06/01/34	100	112,605
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	415	414,988
5.00%, 09/01/43	905	999,111
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	2,520	2,536,279
AMT, 5.00%, 06/30/42	2,015	2,152,302
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,105	1,143,332
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	795	863,418

		9,155,260

Puerto Rico — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	735	743,210

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
5.63%, 05/15/43	$500	$505,585

		1,248,795

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	607,805
Series B, 4.50%, 06/01/45	1,900	1,766,905
Series B, 5.00%, 06/01/50	2,605	2,611,825

		4,986,535

South Carolina — 4.7%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	2,245	2,436,768
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	2,285	2,396,714
AMT, 5.25%, 07/01/55	925	1,001,164
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,410	2,584,074
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,035	1,084,618
Series E, 5.25%, 12/01/55	1,225	1,309,562

		10,812,900

Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	980	1,038,065
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	495	542,055

		1,580,120

Texas — 8.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,600,931
Sub-Lien, 5.00%, 01/01/33	250	269,068
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	440	487,841
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,641,225

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A:
5.00%, 02/01/48	$850	$973,700
5.00%, 02/01/44	530	609,076
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	325	386,601
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	3,330	3,651,511
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	450	461,012
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,400	634,214
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,825	2,071,192
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,120,040
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,764,447
University of Texas System, Refunding RB, Series B, 4.00%, 07/01/41	2,725	2,809,584

		19,480,442

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	665	729,984
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	640	707,718

		1,437,702

Virginia — 2.2%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	625	631,794
Residential Care Facility, 5.00%, 07/01/47	970	979,021
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	810	960,984

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	$550	$585,569
6.00%, 01/01/37	1,830	1,999,714

		5,157,082

Washington — 2.3%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,555	1,716,051
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,085	1,194,878
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	540	591,970
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,625	1,767,317

		5,270,216

Wisconsin — 3.0%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	4,980	5,032,937
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,710	1,745,055

		6,777,992

Total Municipal Bonds — 118.3% (Cost — $255,247,712)		271,261,606

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 40.9%

California — 8.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(g)	2,257	2,312,706
Series F-1, 5.63%, 04/01/19(b)	2,271	2,285,726
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	6,600	6,767,530
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	4,121	4,278,449

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$2,250	$2,524,631
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	748	761,871

		18,930,913

Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	1,664	1,892,218
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	1,490	1,505,779
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	2,700	2,749,477

		6,147,474

Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,939	4,152,831

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,034	1,043,266

Massachusetts — 4.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	1,502	1,535,575
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	3,359	3,709,270
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,502	4,801,296

		10,046,141

New York — 9.8%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,110	1,124,874

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(b)	$687	$740,328
5.75%, 02/15/47	423	455,427
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,440	8,076,606
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	4,460	4,880,108
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,860	2,121,218
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	4,846	4,997,994

		22,396,555

North Carolina — 0.9%

Education — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,830	2,047,331

Pennsylvania — 0.8%

Transportation — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	1,938,978

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,140	1,156,268

Texas — 6.6%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,720	1,866,368
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(g):
5.00%, 08/15/19(b)	2,620	2,660,352
5.00%, 08/15/38	2,004	2,034,939
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,506,498
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	1,503	1,518,393

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	$2,295	$2,314,829
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	2,041	2,227,652

		15,129,031

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	2,519	2,564,022

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,095	2,171,396

Wisconsin — 2.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(g)	3,959	3,981,178
The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,059	2,076,613

		6,057,791

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.9% (Cost — $91,290,938)		93,781,997

Total Long-Term Investments — 159.2% (Cost — $346,538,650)		365,043,603

	Shares

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(h)(i)	1,272,624	1,272,879

Total Short-Term Securities — 0.6% (Cost — $1,272,751)		1,272,879

Total Investments — 159.8% (Cost — $347,811,401)		366,316,482

Other Assets Less Liabilities — 1.1%		2,643,431

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.4)%		(56,026,202)

VMTP Shares at Liquidation Value — (36.5)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$229,233,711

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between February 15, 2019 to April 1, 2039 is $12,302,251.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	733,990	538,634	1,272,624	$1,272,879	$33,682	$442	$128

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

COP — Colombian Peso

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	14	03/20/19	$1,715	$(46,249)
Long U.S. Treasury Bond	79	03/20/19	11,588	(582,910)
5-Year U.S. Treasury Note	15	03/29/19	1,723	(30,052)

				$(659,211)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$365,043,603	$—	$365,043,603
Short-Term Securities	1,272,879	—	—	1,272,879

	$1,272,879	$365,043,603	$—	$366,316,482

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(659,211)	$—	$—	$(659,211)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(55,788,339)	$—	$(55,788,339)
VMTP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(139,488,339)	$—	$(139,488,339)

During the period ended January 31, 2019, there were no transfers between levels.

12

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 22, 2019